Other Current Assets	12 Months Ended
Dec. 31, 2019
Assets, Current [Abstract]
Other Current Assets

NOTE 5: OTHER CURRENT ASSETS

As of December 31, 2019 and 2018, other current assets amounted to $4,525 and $2,903, respectively, which mainly related to Company’s claims receivable. Claims receivable mainly represent claims against vessels’ insurance underwriters in respect of damages arising from accidents or other insured risks, as well as claims under charter contracts.